SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)					9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 28, 2022	Oct. 18, 2022	Oct. 18, 2022	Dec. 20, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000	1,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued					0	0	0
Preferred stock, shares outstanding					0	0	0
Common stock, shares authorized					150,000,000	150,000,000	150,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued					2,341,000	2,416,000	2,416,000
Common stock, shares outstanding					2,341,000	2,416,000	2,416,000
Temporary shares issued					2,416,000		2,416,000
Temporary shares outstanding					2,416,000		2,416,000
Ordinary shares forfeiture					225,000
Underwriters fee			$ 2,922,480
Shares issued value
Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percent					19.00%
Private Placement Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percent					23.00%
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued					310,500
Ordinary shares forfeiture			150,000
Over-Allotment Option [Member] | Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares to Sponsor, shares		600,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Underwriters fee		$ 1,320,000
Issuance of ordinary shares to Sponsor, shares		6,600,000
IPO [Member] | Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares to Sponsor, shares		297,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares to Sponsor, shares		394,000					394,000
Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued		297,000	297,000		270,000
Private Placement Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares to Sponsor, shares					394,000
Shares issued per share					$ 10.00
Shares issued value					$ 3,940,000
Maximum [Member] | Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares not subject to forfeiture				225,000
Maximum [Member] | Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares not subject to forfeiture				225,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					150,000,000		150,000,000
Common stock, par value					$ 0.0001		$ 0.0001
Ordinary shares issued						1,725,000	1,725,000
Common stock, shares outstanding						1,725,000	1,725,000
Common stock shares not subject to forfeiture	150,000
Outstanding percentage					19.00%		19.00%
Common stock, voting rights					Holders of ordinary shares are entitled to one vote for each share
Issuance of ordinary shares to Sponsor, shares						1,725,000
Shares issued per share				$ 0.0001
Shares issued value						$ 173
Common Stock [Member] | Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding				1,725,000
Issuance of ordinary shares to Sponsor, shares				287,500
Common Stock [Member] | Over-Allotment Option [Member] | Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares not subject to forfeiture		150,000
Common Stock [Member] | IPO [Member] | Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of issued and outstanding shares						19.00%	19.00%
Common Stock [Member] | Private Placement [Member] | Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of issued and outstanding shares						23.00%	23.00%
Common Stock [Member] | Maximum [Member] | Over-Allotment Option [Member] | Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares not subject to forfeiture						225,000	225,000